ADVANTAGE IV

Variable Adjustable Life Insurance Policy

issued through

WRL SERIES LIFE CORPORATE ACCOUNT

by

TRANSAMERICA PREMIER LIFE INSURANCE COMPANY

Supplement Dated May 1, 2019

to the

Prospectus dated May 1, 2008

This supplement contains additional information and should be read and retained along with the prospectus dated May 1, 2008. Please read this supplement carefully and keep it with your prospectus for future reference.

The following is added to the Cover Page:

Please direct transaction requests, claim forms, payments, and other correspondence as follows:

Transaction Type:	Send to:

Facsimile Transaction	1-800-379-5496

Payments made by check, and all claims, correspondence	Administrative Office: Transamerica Premier Life Insurance Company, 4840 N. River Blvd., Cedar Rapids, Iowa 52411

The Total Annual Portfolio Operating Expenses table is deleted and replaced with the following:

Total Annual Portfolio Operating Expenses	Lowest	Highest

(total of all expenses that are deducted from portfolio assets, including management fees, distribution (12b-1) and other expenses)	0.13%	1.68%

The table in The Portfolios section is deleted and replaced with the following:

American Funds Insurance Series managed by Capital Research and Management Company	● AFIS Global Small Capitalization Fund (Class 2) seeks to provide long-term growth of capital.

●   AFIS Growth Fund (Class 2) seeks to provide growth of capital.

●   AFIS International Fund (Class 2) seeks to provide long-term growth of capital.

●   AFIS New World Fund (Class 2) seeks to provide long-term capital appreciation.

DFA Investment Dimensions

Group Inc.

advised by Dimensional Fund Advisors LP

VA Global Bond Portfolio, VA International Small Portfolio, VA International Value Portfolio, VA Short-Term Fixed Portfolio - Institutional Class sub-advised by DFA Australia Limited and Dimensional Fund Advisors Ltd.

●   VA Global Bond Portfolio seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns.

●   VA International Small Portfolio seeks to achieve long-term capital appreciation.

●   VA International Value Portfolio seeks to achieve long-term capital appreciation.

●   VA Short-Term Fixed Portfolio seeks to achieve a stable real return in excess of the rate of inflation with a minimum of risk.

●   VA U.S. Large Value Portfolio seeks to achieve long-term capital appreciation.

●   VA U.S. Targeted Value Portfolio seeks to achieve long-term capital appreciation.

Deutsche DWS Investments VIT Funds managed by DWS Investment Management Americas Inc. and subadvised by Northern Trust Investments, Inc.

●   DWS Equity 500 Index VIP (Class A) seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”), which emphasizes stocks of large US companies.

●   DWS Small Cap Index (Class A) seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.

Fidelity Variable Insurance Products Funds – Initial Class

managed by Fidelity Management & Research Company (FMR)

sub-advised by Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers

●   Fidelity VIP Balanced Portfolio (Initial Class) seeks income and capital growth consistent with reasonable risk.

●   Fidelity VIP Contrafund® Portfolio (Initial Class) seeks long-term capital appreciation.

●   Fidelity VIP Government Money Market Portfolio (Initial Class) seeks as high a level of current income as is consistent with preservation of capital and liquidity.

●   Fidelity VIP Growth Portfolio (Initial Class) seeks to achieve capital appreciation.

●   Fidelity VIP Growth Opportunities Portfolio (Initial Class) seeks to provide capital growth.

●   Fidelity VIP High Income Portfolio (Initial Class) seeks a high level of current income, while also considering growth of capital.

First Eagle Variable Fund advised by First Eagle Investment Management, LLC

●   First Eagle Overseas Variable Fund seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) managed by Invesco Advisers, Inc.

●   Invesco V.I. American Franchise Fund – Series I Shares – The Fund’s investment objective is to seek capital growth.

●   Invesco V.I. American Value Fund – Series I Shares – The Fund’s investment objective is to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

●   Invesco V.I. Diversified Dividend Fund - Series I Shares – The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

●   Invesco V.I. Health Care Fund – Series I Shares – The Fund’s investment objective is long-term growth of capital.

●   Invesco V.I. Mid Cap Growth Fund – Series I Shares – The Fund’s investment objective is to seek capital growth.

●   Invesco V.I. Small Cap Equity Fund – Series I Shares – The Fund’s investment objective is long-term growth of capital.

●   Invesco V.I. Technology Fund – Series I Shares – The Fund’s investment objective is long-term growth of capital.

Janus Aspen Series managed by Janus Capital Management LLC

●   Janus Henderson Balanced Portfolio (Institutional Shares) seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

●   Janus Henderson Flexible Bond Portfolio (Institutional Shares) seeks to obtain maximum total return, consistent with preservation of capital.

●   Janus Henderson Forty Portfolio (Institutional Shares) seeks long-term growth of capital.

●   Janus Henderson Global Research Portfolio (Institutional Shares) seeks long-term growth of capital.

●   Janus Henderson Overseas Portfolio (Institutional Shares) seeks long-term growth of capital.

●   Janus Henderson Research Portfolio (Institutional Shares) seeks long-term growth of capital.

ALPS Variable Investment Trust managed by ALPS Advisors, Inc. sub-advisor Morningstar Investment Management LLC

●   Morningstar Aggressive Growth ETF Asset Allocation Portfolio (Class 1) seeks to provide investors with capital appreciation.

●   Morningstar Balanced ETF Asset Allocation Portfolio (Class 1) seeks to provide investors with capital appreciation and some current income.

●   Morningstar Conservative ETF Asset Allocation Portfolio (Class 1) seeks to provide investors with current income and preservation of capital.

●   Morningstar Growth ETF Asset Allocation Portfolio (Class 1) seeks to provide investors with capital appreciation.

●   Morningstar Income and Growth ETF Asset Allocation Portfolio (Class 1) seeks to provide investors with current income and capital appreciation.

Morgan Stanley Variable Insurance Fund, Inc. managed by Morgan Stanley Investment Management Inc.

●   MSVIF Emerging Markets Debt Portfolio (Class I) seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

●   MSVIF Emerging Markets Equity Portfolio (Class I) seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

PIMCO Variable Insurance Trust managed by Pacific Investment Management Company LLC

●   PIMCO All Asset Portfolio (Institutional Class) seeks maximum real return, consistent with preservation of capital and prudent investment management.

●   PIMCO High Yield Portfolio (Institutional Class) seeks maximum total return, consistent with preservation of capital and prudent investment management.

●   PIMCO Low Duration Portfolio (Institutional Class) seeks maximum total return, consistent with preservation of capital and prudent investment management.

●   PIMCO Real Return Portfolio (Institutional Class) seeks maximum real return, consistent with preservation of capital and prudent investment management.

●   PIMCO Short-Term Portfolio (Institutional Class) seeks maximum current income, consistent with preservation of capital and daily liquidity.

●   PIMCO Total Return Portfolio (Institutional Class) seeks maximum total return, consistent with preservation of capital and prudent investment management.

Royce Capital Fund managed by Royce & Associates, LP

●   Royce Micro-Cap Portfolio – Investment Class investment goal is long-term growth of capital. Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of micro-cap companies, those with market capitalizations up to $1 billion. Royce uses a core approach that combines multiple investment themes and offers wide exposure to micro-cap stocks by investing in companies with strong fundamentals and/or prospects selling at prices that Royce believes do not fully reflect these attributes. Royce considers companies with strong balance sheets, attractive growth prospects, and/or the potential for improvement in cash flow levels and internal rates of return, among other factors. Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

●   Royce Small-Cap Portfolio – Investment Class investment goal is long-term growth of capital. Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies, those with market capitalizations up to $3 billion that Royce believes are trading below its estimate of their current worth. The Fund generally invests in such companies that Royce believes also possess financial strength, a strong business model, and the ability to generate and effectively allocate excess free cash flow. Normally, the Fund invests at least 80% of its net assets in the equity securities of small-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Rydex Variable Trust managed by Security Investors, LLC, which operates under the name Guggenheim Investments

●   Rydex NASDAQ-100® Fund seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index®.

●   Rydex Nova Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

T. Rowe Price Equity Series, Inc. managed by T. Rowe Price Associates, Inc.

●   T. Rowe Price Blue Chip Growth Portfolio seeks to provide long-term capital growth. Income is a secondary objective.

●   T. Rowe Price Equity Income Portfolio seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.

●   T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

●   T. Rowe Price New America Growth Portfolio seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.

T. Rowe Price Fixed Income Series, Inc. managed by T. Rowe Price Associates, Inc.	● T. Rowe Price Limited-Term Bond Portfolio seeks a high level of income consistent with moderate fluctuations in principal value.

T. Rowe Price International Series, Inc. managed by T. Rowe Price Associates, Inc. sub-advised by T. Rowe Price International Ltd	● T. Rowe Price International Stock Portfolio seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

Third Avenue Variable Series Trust managed by Third Avenue Management LLC

●   Third Avenue Value Portfolio seeks long-term capital appreciation by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value.

Vanguard® Variable Insurance Fund

managed by the following:

Balanced and High Yield Bond – Wellington Management Company LLP

Capital Growth – PRIMECAP Management Company

Equity Index, Mid-Cap Index, Real Estate Index, Short-Term Investment-Grade, Total Bond Market Index, and Total Stock Market Index – The Vanguard Group, Inc.

Diversified Value – Barrow, Hanley, Mewhinney & Strauss, LLC

Equity Income – Wellington Management Company LLP and The Vanguard Group, Inc.

Growth – Jackson Square Partners, LLC; Wellington Management Company LLP

International – Baillie Gifford Overseas Ltd.; Schroder Investment Management North America Inc.

Small Company Growth – ArrowMark Colorado Holdings, LLC;

The Vanguard Group, Inc.

Vanguard is a trademark of The Vanguard Group, Inc.

●   Vanguard® VIF Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income.

●   Vanguard® VIF Capital Growth Portfolio seeks to provide long-term capital appreciation.

●   Vanguard® VIF Diversified Value Portfolio seeks to provide long-term capital appreciation and income.

●   Vanguard® VIF Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation.

●   Vanguard® VIF Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.

●   Vanguard® VIF Growth Portfolio seeks to provide long-term capital appreciation.

●   Vanguard® VIF High Yield Bond Portfolio seeks to provide a high level of current income.

●   Vanguard® VIF International Portfolio seeks to provide long-term capital appreciation.

●   Vanguard® VIF Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

●   Vanguard® VIF Real Estate Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.

●   Vanguard® VIF Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility.

●   Vanguard® VIF Small Company Growth Portfolio seeks to provide long-term capital appreciation.

●   Vanguard® VIF Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.

●   Vanguard® VIF Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

The table in the Revenue We Receive section is deleted and replaced with the following:

Incoming Payments to Us and TCI From the Funds
Fund	Maximum Fee % of assets*	Fund	Maximum Fee % of assets*
American Funds Insurance Series	0.25%	Morgan Stanley Variable Insurance Trust	0.25%
Fidelity Variable Insurance Products Fund	0.05%; plus up to an additional 0.05% after $100 million**	Rydex Variable Trust	0.25%
First Eagle Variable Funds, Inc.	0.25%	T. Rowe Price Equity Series, Inc.	0.15%***
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0.20%	T. Rowe Price Fixed Income Series, Inc.	0.15%***
Janus Aspen Series	0.15% after $75 million**	T. Rowe Price International Series, Inc.	0.15%***
ALPS Variable Investment Trust	0.125%****

*  Payments are based on a percentage of the average assets of each underlying portfolio owned by the subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us.

**  We receive this percentage on specified subaccounts once a certain dollar amount in fund shares is held by those specified subaccounts of Transamerica Life and its affiliates.

***  We receive this percentage up to $250 million in fund shares held by certain specified subaccounts of Transamerica Life and 0.25% after $250 million.

****  We receive this percentage up to $250 million in fund shares held by certain specified subaccounts of Transamerica Life, with additional banding for larger amounts.

***

If you have any questions regarding this supplement, you may contact us by writing to the Administrative Office at Transamerica Premier Life Insurance Company, 4840 N. River Blvd., Cedar Rapids, Iowa 52411, or calling toll free at 1-888-804-8461 (Monday - Friday from 8:00 a.m. – 4:30 p.m. Central time).